Bridge Loan (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CHF (SFr)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)
Bridge Loan (Details) [Line Items]
Macurity date			Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2021
First tranche [Member]
Bridge Loan (Details) [Line Items]
Company received | SFr		SFr 300,000
Total value | SFr						SFr 500,000
Aggregate borrowings | SFr		500,000
Additional value | SFr		SFr 200,000
interest rate					10.00%
Amendment share | SFr				SFr 600,000
Bridge Loan [Member]
Bridge Loan (Details) [Line Items]
Total value | $	$ 309,780
Aggregate borrowings | $	(516,300)
Additional value | $	$ (206,520)
Bridge loan value | $					$ (527,650)
AmendmentPriceValue | $			$ (633,180)